Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
14.	STOCK-BASED COMPENSATION
2012 Stock Incentive Plan
The Company adopted the 2012 Stock Incentive Plan (the “Plan”) in April 2012 for the issuance of stock options and other stock-based awards to employees, consultants, officers, and directors. As of December 31, 2020, and September 30, 2021, the maximum number of shares of Common Stock issuable under the Plan is 30,555,461. There were 3,395,767 shares of common stock available for future grants under the Plan as of September 30, 2021.
The Plan is administered by the Company’s board of directors (the “Board”). The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair market value of the common stock on the date of grant. Stock options awarded under the Plan expire ten years after the grant date unless the Board sets a shorter term. Vesting periods for awards under the plans are determined at the discretion of the Board. Incentive stock options granted to employees and non-statutory options
and restricted stock awards granted to employees, officers, members of the Board, advisors, and consultants of the Company typically vest over four or five years.
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2021
Fair value of underlying common stock	$0.46 - $0.65	$0.82 - $5.26
Weighted average risk-free interest rate	0.27% -1.55%	0.48% -1.29%
Expected term (in years)	5 - 6	5 - 6
Expected volatility	69.53% -70.36%	67.27% - 68.80%
Expected dividend yield	0.00%	0.00%
The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2021:

	SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM (in years)	AGGREGATE INTRINSIC VALUE (in thousands)
Outstanding at December 31, 2020	22,538,570	$0.41	8.5	$9,170
Granted	4,594,102	1.33
Cancelled or Forfeited	(397,617)	0.39
Exercised	(244,468)	0.43		$1,181

Outstanding at September 30, 2021	26,490,587	$0.57	8.1	$124,331

Vested and expected to vest at December 31, 2020	22,538,570	$0.41	8.5	$9,170
Vested and expected to vest at September 30, 2021	26,490,587	$0.57	8.1	$124,331
Exercisable at December 31, 2020	6,947,529	$0.25	7.0	$3,957
Exercisable at September 30, 2021	9,203,021	$0.28	6.6	$45,789
The weighted-average grant date fair value of stock options granted during the nine months ended September 30, 2020, and 2021, was $0.40 per share and $0.81 per share, respectively. As of September 30, 2021, total unrecognized compensation expense related to stock options totaled 6,844, which is expected to be recognized over a weighted-average period of 3.1 years.
The aggregate intrinsic value of common stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.

Restricted Stock
A summary of restricted stock activity during the nine months ended September 30, 2021, is as follows:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested shares as of December 31, 2020	37,465	$0.37
Granted	64,250	0.82
Vested	(39,876)	0.55

Unvested at September 30, 2021	61,839	$0.72

The total fair value of restricted stock that vested during the nine months ended September 30, 2020, and 2021, was $11 and $22, respectively. As of September 30, 2021, total unrecognized compensation expense related to restricted stock totaled $45, which is expected to be recognized over weighted-average period of 2.4 years.
Stock-Based Compensation Expense
Stock-based compensation expense recorded as research and development and general and administrative expenses for employees, directors and non-employees
during the nine months ended September 30, 2020, and 2021, respectively, is as follows:

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2021
Research and development	$201	$580
General and administrative	241	712

Total stock-based compensation expense	$442	$1,292

14.	STOCK-BASED COMPENSATION
2012 Stock Incentive Plan
The Company adopted the 2012 Stock Incentive Plan (the “Plan”) in April 2012 for the issuance of stock options and other stock-based awards to employees, consultants, officers, and directors. As of December 31, 2019, and 2020, the maximum number of shares of Common Stock issuable under the Plan is 21,576,227 and 30,555,461 respectively. There were 1,623,363 and 7,592,252 shares of common stock available for future grants under the Plan as of December 31, 2019, and 2020.
The Plan is administered by the Company’s board of directors (the “Board”). The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair market value of the common stock on the date of grant. Stock options awarded under the Plan expire ten years after the grant date unless the Board sets a shorter term. Vesting periods for awards under the plans are determined at the discretion of the Board. Incentive stock options granted to employees and non-statutory options
and restricted stock awards granted to employees, officers, members of the Board, advisors, and consultants of the Company typically vest over four or five years.
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	YEAR ENDED DECEMBER 31
	2019	2020
Fair value of underlying common stock	$0.33	$0.46—$0.65
Weighted average risk-free interest rate	1.62%—2.56%	0.27%—1.55%
Expected term (in years)	5.0—6.4	5.0—6.0
Expected volatility	70.0%—74.4%	69.5%—70.4%
Expected dividend yield	0	0

The following table summarizes the activity of the Company’s stock options under the Plan for the year ended December 31, 2020:

	SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (in years)	AGGREGATE INTRINSIC VALUE
Outstanding at December 31, 2019	19,701,693	$0.29	9.0	$3,404
Granted	8,354,564	0.65
Exercised	(140,745)	0.26		$79
Cancelled or forfeited	(5,376,942)	0.32

Outstanding at December 31, 2020	22,538,570	$0.41	8.5	$9,170

Vested and expected to vest at December 31, 2019	19,701,693	$0.29	9.0	$3,404
Vested and expected to vest at December 31, 2020	22,538,570	$0.41	8.5	$9,170
Exercisable at December 31, 2019	4,354,321	$0.21	6.6	$1,083
Exercisable at December 31, 2020	6,947,529	$0.25	7.0	$3,957
The weighted-average grant date fair value of stock options granted during the years ended December 31, 2019, and 2020 was $0.21 per share and $0.40 per share, respectively. As of December 31, 2019, and 2020 total unrecognized compensation expense related to stock options totaled $2,970 and $4,606, respectively, which is expected to be recognized over weighted-average periods of 3.4 years and 3.5 years, respectively.
The aggregate intrinsic value of common stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The intrinsic value of options exercised in 2019, and 2020, was $6 and $79 respectively.
The Company grants common stock to members of its board of directors as payment for their services. During 2019, the Company issued 780,500 shares of common stock to independent directors with an estimated grant date fair value of $0.33 per share and a total value of $258, all of which vested immediately upon issuance. This amount was primarily used to settle a $172 accrual for board member services performed through December 31, 2018, with the remaining $86 representing payment for services rendered in 2019, which is included in stock-based compensation expense for the year ended December 31, 2019.
Restricted Stock
The fair value of each restricted common stock award is estimated on the date of grant based on the fair value of the Company’s common stock on that same date. Since 2018, the Company has issued 131,925 shares of restricted common stock to independent members of the Board of Directors, members of the Scientific Advisory Board and certain scientific founders, having a fair value of $31, and subject to vesting over periods of 2 to 4 years.

A summary of the Company’s restricted stock activity during the years ended December 31, 2019, and 2020 is presented below:

	SHARES	WEIGHTED- AVERAGE GRANT-DATE FAIR VALUE
Unvested shares as of December 31, 2018	40,692	$0.23
Vested	(12,850)	0.23

Unvested shares as of December 31, 2019	27,842	$0.23

Granted	40,709	0.46
Vested	(31,086)	0.36

Unvested shares as of December 31, 2020	37,465	$0.37

The total fair value of restricted stock that vested during the year ended December 31, 2019, and 2020 was $3 and $11, respectively.
Stock-Based Compensation Expense
Stock-based compensation expense recorded as research and development and general and administrative expenses, for employees, directors and non-employees
during the years ended December 31, 2019, and 2020 is as follows:

	YEAR ENDED DECEMBER 31
	2019	2020
Research and development	$166	$306
General and administrative	264	353

	$430	$659